Retained Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retained Earnings
Statutory accounting practices statutory surplus required percentage	10.00%
Percentage of statutory surplus reserve	50.00%
Statutory accounting practices statutory capital and surplus required	$ 0.0
Statutory accounting practices statutory capital and surplus reserve	$ 1.6	$ 0.3	$ 0.0